STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION
2011 and 2021 Equity Incentive Plans
Old PLAYSTUDIOS' 2011 Omnibus Stock and Incentive Plan (the “2011 Plan”) provides for the grant of incentive and non-statutory options, stock appreciation rights, restricted stock awards and restricted stock units to employees, directors and consultants of the Company, collectively referred to as “Awards.”
Each Old PLAYSTUDIOS stock option from the 2011 Plan that was outstanding immediately prior to the Mergers and held by current employees or service providers, whether vested or unvested, was converted into an option to purchase 0.233 shares of common stock (each such option, an “Exchanged Option”). Except as specifically provided in the Merger Agreement, following the Mergers, each Exchanged Option continues to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Old PLAYSTUDIOS option immediately prior to the consummation of the Mergers. All equity awards activity was retroactively restated to reflect the Exchanged Options.
On June 17, 2021, the Company approved the 2021 Equity Incentive Plan (the “2021 Plan”). The aggregate number of shares of common stock initially reserved for future issuance under the 2021 Plan is 16.7 million. The number of shares of common stock available under the 2021 Plan will increase annually on the first day of each calendar year, beginning with the calendar year ending December 31, 2022, with such annual increase equal to the lesser of (i) 5% of the number of shares of common stock issued and outstanding on the last business day of the immediately preceding fiscal year and (ii) an amount determined by the Company's Board of Directors. As of December 31, 2021, the Company has not issued any awards under the 2021 Plan.
The 2021 Plan provides for the grant of non-qualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units, and other stock awards, and performance awards to employees, officers, non-employee directors and independent contractors of the Company. The 2021 Plan became effective immediately upon the closing of the Merger and replaces the 2011 Plan.
Stock-Based Compensation
In connection with the Domestication and the Closing of the Business Combination, the Founder Group beneficially owned 16.1 million shares of Class B common stock, resulting in 74.6% of voting power of the Company. In addition, on the Closing Date of the Business Combination, the Founder Group was the beneficial owner of 2.2 million fully vested options underlying shares of Class B common stock, which accounted for all of Mr. Pascal's outstanding options on the Closing Date of the Business Combination. As a result of the Business Combination, the Founder Group has a controlling interest in the Company. As the Founder Group did not have control of Old PLAYSTUDIOS immediately prior to the Business Combination, and as Mr. Pascal is an employee of the Company, the incremental value resulting from the super vote premium is accounted for as incremental compensation costs. During the year ended December 31, 2021, the Company incurred $1.1 million of additional compensation expense related to the Founder Group's beneficial ownership interest in Class B common stock and the underlying vested options as of the Closing Date.
The following table summarizes stock-based compensation expense that the Company recorded in income (loss) from operations for the periods shown:

	Years Ended December 31,
	2021	2020	2019
Selling and marketing	$72	$94	$85
General and administrative	1,704	1,044	964
Research and development	2,679	2,381	4,835
Stock-based compensation expense	$4,455	$3,519	$5,884
Capitalized stock-based compensation	$657	$605	$912
Stock Options
All of the options granted under the 2011 Plan have time-based vesting periods vesting over a period of three to four years and a maximum term of 10 years from the grant date.
The following is a summary of stock option activity for time-based options for the year ended December 31, 2021 (in thousands, except weighted-average exercise price and remaining term):

	No. of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Term (in Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2020	18,093	$0.85
Granted	128	7.85
Exercised	(2,676)	0.90
Forfeited	(658)	1.90
Expired	(138)	1.63
Outstanding - December 31, 2021	14,749	0.85	6.3	$46,246
Unvested - December 31, 2021	3,875	0.88	7.5	12,299
Exercisable - December 31, 2021	10,874	0.84	5.8	33,947
The following table presents the weighted-average assumptions used to estimate the fair value of the stock options granted in the Company’s consolidated financial statements:

	For the Years Ended December 31,
	2021	2020	2019
Expected term (in years)	5.86	5.96	5.93
Expected volatility	51.24%	59.56%	70.00%
Risk-free interest rate range	0.54% – 0.60%	0.24% – 0.51%	1.54% – 2.59%
Dividend yield	0%	0%	0%
Grant-date fair value	$4.01	$0.60	$0.27
As of December 31, 2021, there was approximately $5.9 million of total unrecognized compensation expense related to stock options to employees. As of December 31, 2021, this cost is expected to be recognized over a remaining average period of 1.6. The total intrinsic value of stock options exercised under the provisions of the 2011 Plan during the years ended December 31, 2021, 2020, and 2019, was $17.6 million, $19.6 million, and $1.2 million, respectively.